MAINSTAY FUNDS TRUST

MainStay Candriam Emerging Markets Equity Fund

Supplement dated November 15, 2017 (“Supplement”) to the
Summary Prospectuses and Prospectuses dated November 15, 2017 and Statement of Additional Information dated February 28, 2017, as amended November 15, 2017

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Summary Prospectus, Prospectus and Statement of Additional Information.

Effective immediately, Class T shares are not currently offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.